3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Major classifications
Total Loans	$ 689,091	$ 651,891	$ 620,960	$ 619,974
Less allowance for loan losses	9,589	11,082	13,501	14,423
Net loans	679,502	640,809
Construction and land development
Major classifications
Total Loans	65,791	57,617	63,742
Less allowance for loan losses	2,185	2,785	3,218	4,399
Single-family residential
Major classifications
Total Loans	220,690	206,417	195,975
Less allowance for loan losses	2,534	2,566	3,123	3,231
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	43,733	47,015	49,463
Less allowance for loan losses	1,460	1,610	1,863	1,998
Commercial
Major classifications
Total Loans	228,526	228,558	209,287
Less allowance for loan losses	1,917	1,902	2,219	2,049
Multifamily and Farmland
Major classifications
Total Loans	18,080	12,400	11,801
Less allowance for loan losses	0	7	37	28
Total real estate loans
Major classifications
Total Loans	576,820	552,007
Commercial loans (not secured by real estate)
Major classifications
Total Loans	91,010	76,262	68,047
Less allowance for loan losses	842	1,098	1,069	1,088
Farm loans (not secured by real estate)
Major classifications
Total Loans	3	7	19
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	10,027	10,060
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 11,231	$ 13,555